Contract Liability (Details) - Schedule of contract liability - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Schedule of Contract Liability [Abstract]
Customer deposit for car purchase	$ 1,343,442	$ 114,916
Total, net	$ 1,343,442	$ 114,916